6. RISKS (Details 1) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRisksLineItems [Line Items]
Total borrowings	$ 1,614	$ 1,947	$ 2,177	$ 1,683
Fixed interest rate [member]
DisclosureOfRisksLineItems [Line Items]
Total borrowings	1,371	1,830
Fixed interest rate [member] | Argentinian pesos [member]
DisclosureOfRisksLineItems [Line Items]
Total borrowings	53	143
Fixed interest rate [member] | US Dollar [member]
DisclosureOfRisksLineItems [Line Items]
Total borrowings	1,318	1,687
Floating interest rates [member]
DisclosureOfRisksLineItems [Line Items]
Total borrowings	215	74
Floating interest rates [member] | Argentinian pesos [member]
DisclosureOfRisksLineItems [Line Items]
Total borrowings	133	10
Floating interest rates [member] | US Dollar [member]
DisclosureOfRisksLineItems [Line Items]
Total borrowings	82	64
Non interest accrual [member]
DisclosureOfRisksLineItems [Line Items]
Total borrowings	28	43
Non interest accrual [member] | Argentinian pesos [member]
DisclosureOfRisksLineItems [Line Items]
Total borrowings	8	17
Non interest accrual [member] | US Dollar [member]
DisclosureOfRisksLineItems [Line Items]
Total borrowings	$ 20	$ 26